Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	Stream Global Services, Inc.
Entity Central Index Key	0001405287
Document Type	S-4
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer